Fair Value of Financial Instruments and Risk Management - Derivative Contracts Under Master Netting Agreements and Collateral Positions (Details) - Energy Contracts - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivative assets
Gross Amount Recognized In Balance Sheet	$ 55	$ 353
Counterparty Netting of Energy Contracts	(24)	(54)
Cash Collateral Posted/(Received)	28	(7)
Net Amount	59	292
Derivative liabilities
Gross Amount Recognized In Balance Sheet	(212)	(172)
Counterparty Netting of Energy Contracts	24	54
Cash Collateral Posted/(Received)	(1)	0
Net Amount	$ (189)	$ (118)